CONSOLIDATED INTERIM BALANCE SHEETS (UNAUDITED) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 291	$ 246
Restricted cash	1	2
Accounts, notes and other receivables – net (Note 6)	888	803
Inventories – net (Note 8)	301	270
Other current assets	124	110
Total current assets	1,605	1,431
Investments and long-term receivables	32	30
Property, plant and equipment – net	462	470
Goodwill	193	193
Deferred income taxes	240	232
Other assets (Note 9)	259	281
Total assets	2,791	2,637
Current liabilities:
Accounts payable	1,123	1,048
Current maturities of long-term debt (Note 14)	7	7
Accrued liabilities (Note 11)	348	320
Total current liabilities	1,478	1,375
Long-term debt (Note 14)	1,157	1,148
Deferred income taxes	28	25
Other liabilities (Note 12)	208	205
Total liabilities	2,871	2,753
COMMITMENTS AND CONTINGENCIES (Note 20)
EQUITY (DEFICIT)
Common Stock, par value $0.001; 1,000,000,000 and 1,000,000,000 shares authorized, 65,099,244 and 64,943,238 issued and 64,959,553 and 64,832,609 outstanding as of March 31, 2023 and December 31, 2022, respectively	0	0
Additional paid–in capital	1,336	1,333
Retained deficit	(1,446)	(1,485)
Accumulated other comprehensive income (Note 17)	30	36
Total deficit	(80)	(116)
Total liabilities and deficit	2,791	2,637
Series A Cumulative Convertible Preferred Stock
EQUITY (DEFICIT)
Series A Preferred Stock, par value $0.001; 245,045,431 and 245,089,671 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	$ 0	$ 0